Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 0
Gross increases-tax positions in prior period	305
Gross decreases-tax positions in prior period	0	0
Gross increases-current period tax positions	0	0
Gross decreases-current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	$ 305	$ 0